TAXES ON INCOME (Schedule of Deferred Tax Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
TAXES ON INCOME [Abstract]
Current reserves and allowances	$ 104	$ 242
Noncurrent reserces and allowances	39	160
Noncurrent operating loss carryforwards	11,130	8,586
Capital loss carryforwards	7,022	6,849
Total deferred tax assets	18,295	15,837
Less - valuation allowance	(18,295)	(15,837)
Total deferred tax assets
Total deferred tax liabilities
Net deferred tax assets